FAIR VALUE MEASUREMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
The estimated fair value of Long Term Debt	$ 3,878,381	$ 2,585,768
The carrying value of Long Term Debt	$ 3,902,781	$ 2,533,460